Rule 497(j)
                                   Reg. No. 33-7583

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, Dean Witter Select Equity Trust, Utility
Stock Series 1, hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                                   Dean Witter Select Equity
                                   Trust,
                                   Utility Stock Series 1
                                   (Registrant)

                                   By:  Dean Witter Reynolds
                                        Incorporated


                                        Thomas Hines
                                        Thomas Hines
                                        First Vice President
                                        Authorized Signatory

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549